Financial Risk Management - Derivative Financial Liabilities by Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	¥ 62,748	¥ 90,449
Within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	17,162	11,576
Between 1 and 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	42,529	59,810
Later than 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	¥ 3,057	¥ 19,063